Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 19,059,000	$ 17,300,000	$ 15,058,000